Schedule H, Part IV, 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
401(k) Retirement Savings Account Plan
Schedule H, Part IV, 4i - Schedule of Assets (Held at End of Year)
Schedule H, Part IV, 4i - Schedule of Assets (Held at End of Year)

THE KROGER CO. 401(K) RETIREMENT SAVINGS ACCOUNT PLAN

EIN: 31-0345740 Plan Number: 010

Schedule H, Part IV, 4i - Schedule of Assets (Held at End of Year)

December 31, 2025

(In Thousands)

	(b),(c)	(d)	(e)
(a)	Investment description	Cost	Current value

	Interest in Master Trust	**	$11,335,117
	Corporate stock held outside of Master Trust		1,512,735

*	Participant loans, 4.25% to 11%, various maturities	$—	157,103
			$13,004,955